Consolidated balance sheet - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill	$ 2,949	$ 727
Intangible assets	5,227	2,804
Property, plant and equipment	84,310	68,573
Investments in equity accounted units	5,881	4,837
Inventories	338	222
Deferred tax assets	4,288	4,016
Receivables and other assets	1,841	1,397
Other financial assets	1,699	1,090
Non-current assets	106,533	83,666
Current assets
Inventories	6,968	5,860
Receivables and other assets	4,996	4,241
Tax recoverable	159	105
Other financial assets	574	419
Cash and cash equivalents	8,872	8,495
Current assets	21,569	19,120
Total assets	128,102	102,786
Current liabilities
Borrowings	(733)	(180)
Leases	(524)	(354)
Other financial liabilities	(249)	(112)
Trade and other payables	(10,133)	(8,178)
Tax payable	(587)	(585)
Close-down, restoration and environmental provisions	(1,128)	(1,183)
Provisions for post-retirement benefits and other employment costs	(473)	(359)
Other provisions	(1,103)	(792)
Current liabilities	(14,930)	(11,743)
Non-current liabilities
Borrowings	(21,198)	(12,262)
Leases	(1,062)	(1,059)
Other financial liabilities	(555)	(591)
Trade and other payables	(982)	(543)
Tax payable	(39)	(28)
Deferred tax liabilities	(4,094)	(2,635)
Close-down, restoration and environmental provisions	(16,703)	(14,548)
Provisions for post-retirement benefits and other employment costs	(1,142)	(1,097)
Other provisions	(373)	(315)
Non-current liabilities	(46,148)	(33,078)
Total liabilities	(61,078)	(44,821)
Net assets	67,024	57,965
Capital and reserves
Share premium account	4,329	4,326
Other reserves	7,788	5,114
Retained earnings	46,581	42,539
Equity attributable to owners of Rio Tinto	62,203	55,246
Attributable to non-controlling interests	4,821	2,719
Total equity	67,024	57,965
– Rio Tinto plc
Capital and reserves
Share capital	207	207
– Rio Tinto Limited
Capital and reserves
Share capital	$ 3,298	$ 3,060